Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We do not have a formal policy regarding the granting practices of our equity awards. We generally make refresh grants to existing employees in the first quarter of each year after our year end results are filed. However, our Board and Compensation Committee, as applicable, carefully review any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates.
During the fiscal year ended December 31, 2024, we did not award any stock options to an NEO in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report.

Award Timing Method	We do not have a formal policy regarding the granting practices of our equity awards. We generally make refresh grants to existing employees in the first quarter of each year after our year end results are filed.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	However, our Board and Compensation Committee, as applicable, carefully review any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false